CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,038	$ 2,879
Accounts receivable	5,338	5,572
Inventories	5,053	5,502
Deferred income taxes.	1,084	1,142
Other Current Assets	1,207	1,260
Total current assets	13,720	16,355
Other non-current assets	1,696	1,338
Property, plant and equipment, net	6,635	6,315
Identifiable intangible assets, net	6,476	7,745
Goodwill	18,981	18,856
Total assets	47,508	50,609
Current liabilities:
Short-term debt	1,804	3,006
Sales Reserves And Allowances	4,918	4,934
Accounts payable and accruals	3,317	3,376
Other current liabilities	1,926	1,572
Total current liabilities	11,965	12,888
Long-term liabilities:
Deferred income taxes	1,247	1,849
Other taxes and long term liabilities	1,273	1,293
Senior notes and loans	10,387	11,712
Total long term liabilities	12,907	14,854
Total liabilities	24,872	27,742
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	13,628	13,474
Retained earnings	12,535	12,346
Accumulated other comprehensive loss	(91)	(17)
Treasury shares	(3,557)	(3,085)
Stockholders' equity attributable to Teva shareholders	22,565	22,768
Non-controlling interests	71	99
Total equity	22,636	22,867
Total liabilities and equity	$ 47,508	$ 50,609